INVESTMENT IN ASSOCIATE (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Investment In Associate
Balance	$ 1,735	$ 1,225
Additional investment		1,000
Share of (loss)	(62)	(490)
Balance	$ 1,673	$ 1,735